Loans and Allowance for Loan Losses (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Loans that were modified as TDRs
Troubled debt restructurings	$ 21,500,000	$ 22,400,000
Troubled debt restructurings, non-accrual status	10,100,000	14,100,000
Troubled debt restructurings, accrual status	11,395,000	8,282,000
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses	2,200,000	1,500,000
Number of Contracts	4	14
Pre- Modification	3,438,000	2,026,000
Post- Modification	3,274,000	1,999,000
Troubled debt restructurings, debt forgiven	0	0
Troubled debt restructurings, number of contracts that defaulted within 12 months of modification	0	1
Commercial, financial, and agricultural
Loans that were modified as TDRs
Number of Contracts		4
Pre- Modification		637,000
Post- Modification		613,000
Real estate construction - commercial
Loans that were modified as TDRs
Number of Contracts		1
Pre- Modification		43,000
Post- Modification		41,000
Real estate mortgage - residential
Loans that were modified as TDRs
Number of Contracts	3	5
Pre- Modification	2,156,000	657,000
Post- Modification	1,992,000	657,000
Real estate mortgage - commercial
Loans that were modified as TDRs
Number of Contracts	1	2
Pre- Modification	1,282,000	645,000
Post- Modification	1,282,000	644,000
Consumer
Loans that were modified as TDRs
Number of Contracts		2
Pre- Modification		44,000
Post- Modification		$ 44,000